Federated Max-Cap Index Fund
Federated Max-Cap Index Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Service Shares (SS) of the Fund.
Shareholder Fees (f ees paid directly from your investment)
Shareholder Fees - Federated Max-Cap Index Fund	C	R	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Federated Max-Cap Index Fund		C	R	IS		SS
Management Fee		0.30%	0.30%	0.30%		0.30%
Distribution (12b-1) Fee		0.75%	0.50%	none		0.30%
Other Expenses		0.41%	0.36%	0.12%	[1]	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.47%	1.17%	0.43%		1.01%
Fee Waivers and/or Expense Reimbursements	[2]	(0.03%)	(0.06%)	(0.07%)		(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.44%	1.11%	0.36%		0.66%
[1]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Manager and certain of its affiliates on their own initiative have agreed to waive their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's C, R, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Federated Max-Cap Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
C	250	465	803	1,757
R	119	372	644	1,420
IS	44	138	241	542
SS	103	322	558	1,236

Expense Example, No Redemption - Federated Max-Cap Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
C	150	465	803	1,757
R	119	372	644	1,420
IS	44	138	241	542
SS	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's 500 Index (Index). The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies. The Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances that the Fund's use of derivative contracts or hybrid instruments will work as intended.

The Fund will invest its net assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in Index investments. The Fund will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in Index investments.

The Fund's Manager has received an exemptive order from the SEC to permit the Trust and the Board of Trustees (the “Board”) to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publically available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, credit, liquidity and leverage risks.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
  Technology Risk. The Manager uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Max-Cap Index Fund - IS Class

The Fund's IS class total return for the nine-month period from January 1, 2015 to September 30, 2015, was (5.52)%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 15.75% (quarter ended June 30, 2009). Its lowest quarterly return was (21.96)% (quarter ended December 31, 2008).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for C, R and SS classes will differ from those shown for IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2014)
Average Annual Total Returns - Federated Max-Cap Index Fund		1 Year	5 Years	10 Years
C		11.03%	14.06%	6.36%
R		12.41%	14.45%	6.69%
IS		13.30%	15.29%	7.49%
IS | Return After Taxes on Distributions		9.66%	13.24%	5.45%
IS | Return After Taxes on Distributions and Sale of Fund Shares		9.36%	12.10%	5.81%
SS		12.91%	14.95%	7.17%
Standard and Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	13.69%	15.45%	7.67%
[1]	The Standard and Poor's 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Standard and Poor's 500® Index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The Standard and Poor's 500® Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.